Cover	Oct. 04, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2021
Entity File Number	001-39128
Entity Registrant Name	MOMENTUS INC.
Entity Central Index Key	0001781162
Entity Tax Identification Number	84-1905538
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3901 N. First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(650)
Local Phone Number	564-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Stable Road Acquisition Corp.
Class A Common Stock, $0.00001 par value
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	MNTS
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $10.00 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $10.00 per share
Trading Symbol	MNTSW
Security Exchange Name	NASDAQ